UNITED STATES

                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549


                                                    FORM 24F-2

                                         ANNUAL NOTICE OF SECURITIES SOLD
                                              PURSUANT TO RULE 24F-2

                               Read instructions at end of Form before preparing Form.

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1.    Name and  address of issuer:

                                       Forum Funds
                                       Two Portland Square
                                       Portland, Maine 04101

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2.    The name of each  series or class of  securities  for  which  this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                                       Equity Index Fund

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3.    Investment Company Act File Number:     811-3023

      Securities Act File Number:               2-67052

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4(a). Last day of fiscal year for which this Form is filed:

                                                September 30, 2002

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4(b).  [ ]   Check box if this Form is being filed late (i.e.,  more than
             90 calendar  days after the end of the  issuer's  fiscal  year).
             (See instruction A.2)

Note:  If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).  [ ]  Check box if this is the last  time the  issuer will be filing  this
            Form.

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5. Calculation of registration fee:

       (i)  Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):
                                                                                                -------------------------
                                                                                                                $766,105
                                                                                                -------------------------
      (ii)  Aggregate price of securities redeemed or
            repurchased during the fiscal year:
                                                                             -------------------
                                                                                     $1,175,992
                                                                             -------------------

     (iii)  Aggregate price of securities  redeemed or repurchased  during any prior  fiscal  year ending no earlier  than  October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
                                                                             -------------------
                                                                                         $7,934
                                                                             -------------------

                                                                                                -------------------------
     (iv)   Total available redemption credits [add Items 5(ii)                               -               $1,183,926
            and 5(iii)].                                                                        -------------------------

      (v)   Net sales -- if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:
                                                                                                -------------------------
                                                                                                                      $0
                                                                                                -------------------------

------------------------------------------------------------------------------------------------
     (vi)   Redemption credits available for use in future years
            -- if Item 5(i) is less than Item 5(iv)  [subtract Item 5(iv) from
            Item 5(i)]:
                                                                             -------------------
                                                                                       $417,821
------------------------------------------------------------------------------------------------

    (vii)   Multiplier for determining registration fee (See
            Instruction C.9):
                                                                                                -------------------------
                                                                                              x                  .000092
                                                                                                -------------------------

     (viii) Registration fee due [multiply Item 5(v) by Item  5(vii)]
            (enter "0" if no fee is due):
                                                                                                -------------------------
                                                                                              =                       $0
                                                                                                =========================

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

                                                  Not applicable

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

                                                  Not applicable

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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                                -------------------------
                                                                                              +                       $0
                                                                                                -------------------------

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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                                                                                -------------------------
                                                                                              =                       $0
                                                                                                -------------------------

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9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository: NA

     Method of Delivery:
                                       [  ]    Wire Transfer
                                       [  ]    Mail or other means

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                                       SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/ Stacey E. Hong
                                       --------------------------------------
                                       Stacey E. Hong
                                       Treasurer

Date: December 6, 2002

                  *Please print the name and title of the signing officer below the signature.

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